Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	EXICURE, INC.
Entity Central Index Key	0001698530
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false